Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL	$ 100,496	$ 3,391	$ 100,583
Financial assets held for trading	5,122,571	172,826	2,969,229
Current financial assets at fair value through profit or loss	5,223,067	176,217	3,069,812
Financial liabilities held for trading	677,430	22,855	1,763,660
Private-placement convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL	100,496	3,391	100,583
Quoted shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	4,410,732	148,810	1,855,073
Open-end mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	589,976	19,905	584,945
Forward Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	61,325	2,069	66,872
Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	60,538	2,042	462,339
Financial liabilities held for trading	652,107	22,001	422,934
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	61,325	2,069	462,339
Financial liabilities held for trading	$ 25,323	$ 854	108,912
Conversion option, redemption option and put option of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading			1,213,890
Foreign currency option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			66,872
Financial liabilities held for trading			$ 17,924